Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Carrying Value and Estimated Fair Value of Major Financial Assets and Liabilities, and Investment Contracts

The table below presents the carrying value and estimated fair value of major financial assets and liabilities, and investment contracts:

	Carrying value		Estimated fair value (i)
	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million	As at 31 December 2017 RMB million	As at 31 December 2016 RMB million
Held-to-maturity securities (ii)	717,037	594,730	692,984	619,152
Loans (iii)	383,504	226,573	375,899	231,005
Term deposits	449,400	538,325	449,400	538,325
Statutory deposits - restricted	6,333	6,333	6,333	6,333
Available-for-sale securities, at fair value	789,897	745,586	789,897	745,586
Securities at fair value through profit or loss	136,809	209,124	136,809	209,124
Securities purchased under agreements to resell	36,185	43,538	36,185	43,538
Cash and cash equivalents	48,586	67,046	48,586	67,046
Investment contracts (iii)	(232,500)	(195,706)	(229,222)	(192,373)
Financial liabilities at fair value through profit or loss	(2,529)	(2,031)	(2,529)	(2,031)
Securities sold under agreements to repurchase	(87,309)	(81,088)	(87,309)	(81,088)
Bonds payable (iii)	—	(37,998)	—	(38,204)
Interest-bearing loans and borrowings	(18,794)	(16,170)	(18,794)	(16,170)

(i)	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.
(ii)	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.3. The fair value of held-to-maturity securities under Level 1 was RMB55,137 million and that under Level 2 was 637,847 million as at 31 December 2017 (as at 31 December 2016: Level 1 RMB76,299 million and Level 2 RMB542,853 million).
(iii)	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.

The fair value of policy loans approximated its carrying value. The fair values of other loans, investment contracts at amortised cost and bonds payable were determined using valuation techniques, with consideration of the present value of expected cash flows arising from contracts using a risk-adjusted discount rate, allowing for the risk-free rate available on the valuation date, credit risk and risk margin associated with the future cash flows. The fair values of other loans and investment contracts at amortised cost, and bonds payable were classified as Level